Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Trade and other receivables

19.Trade and other receivables

	2023	2022
	$’000	$'000
Current
Trade receivables	233,528	236,390
Less: impairment provisions	(21,205)	(25,365)
Net trade receivables*	212,323	211,025
Other receivables**	317,452	387,019
Prepaid land rent	1,016	1,030
Other prepaid expenses	29,979	26,820
Advance payments	33,364	22,076
Withholding tax receivables	1,362	1,201
VAT receivables	12,339	14,296
	607,835	663,467
Non-current
Accrued income and lease incentive	71,891	35,321
Other tax receivables	7,116	5,945
Payment in advance for property, plant and equipment	61,874	83,118
Contingent consideration receivable***	6,411	5,963
	147,292	130,347

*The fair value is equal to their carrying amount.

**Included in other receivables are short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period.

***Receivable on the I-Systems Soluções de Infraestrutura S.A. acquisition. The balance increased since acquisition due to foreign exchange movements.

Included in trade receivables is $84.9 million (2022: $86.2 million, 2021: $103.4 million) relating to accrued revenue of which $19.5 million (2022: $17.7 million, 2021: $22.2 million) relates to contract assets, with the remainder being accrued lease rental income.

Payment in advance for property, plant and equipment relates to the future supply of tower and tower equipment and fiber assets. All non-current receivables are due within twenty years from the end of the reporting period. All current trade and other receivables are due within 12 months from the end of the reporting period. The Group does not secure any collateral for its trade receivables. Refer to note 4 (c) for further information on trade and other receivables.

Prepaid land rent is capitalized to the right of use asset insofar as it relates to leases accounted for under IFRS 16. The prepaid land rent for leases that are exempt from being accounted for under IFRS 16 under the Group’s accounting policy are accounted for as short-term prepayments.